Consolidated Comprehensive Income Statements (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Statement of Comprehensive Income [Abstract]
Tax effect on translation adjustments	$ (19.8)	$ 45.2	$ 36.5
Tax effect on net gain (loss) on derivatives	9.1	(16.0)	(13.6)
Tax effect on pension and postretirement benefits	(157.4)	(148.5)	(28.0)
Tax effect on derivatives reclassification adjustments	(9.4)	7.0	(1.9)
Tax effect on pension and postretirement benefits reclassification adjustments	$ 43.0	$ 47.7	$ 40.0